Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	8-K
Entity Tax Identification Number	31-0411980
Registrant Name	The Procter & Gamble Company
Entity File Number	001-00434
Entity Incorporation, State or Country Code	OH
Entity Address, Postal Zip Code	45202
Entity Address, State or Province	OH
Entity Address, City or Town	Cincinnati
Entity Address, Address Line One	One Procter & Gamble Plaza
Local Phone Number	983-1100
City Area Code	513
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0000080424
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name	NYSE
0.110% Notes due 2026 [Domain]
Document Information [Line Items]
Title of 12(b) Security	0.110% Notes due 2026
Trading Symbol	PG26D
4.875% EUR Notes due May 2027 [Domain]
Document Information [Line Items]
Title of 12(b) Security	4.875% EUR Notes due May 2027
Trading Symbol	PG27A
1.200% Notes due 2028 [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
3.150% EUR Notes due 2028 [Domain]
Document Information [Line Items]
Title of 12(b) Security	3.150% EUR Notes due 2028
Trading Symbol	PG28B
1.250% Notes due 2029 [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
1.800% Notes due 2029 [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
6.250% GBP Notes due January 2030 [Domain]
Document Information [Line Items]
Title of 12(b) Security	6.250% GBP Notes due January 2030
Trading Symbol	PG30
0.350% Notes due 2030 [Domain]
Document Information [Line Items]
Title of 12(b) Security	0.350% Notes due 2030
Trading Symbol	PG30C
0.230% Notes due 2031 [Domain]
Document Information [Line Items]
Title of 12(b) Security	0.230% Notes due 2031
Trading Symbol	PG31A
3.250% EUR Notes due 2031 [Domain]
Document Information [Line Items]
Title of 12(b) Security	3.250% EUR Notes due 2031
Trading Symbol	PG31B
5.250% GBP Notes due January 2033 [Domain]
Document Information [Line Items]
Title of 12(b) Security	5.250% GBP Notes due January 2033
Trading Symbol	PG33
3.200% EUR Notes due 2034 [Domain]
Document Information [Line Items]
Title of 12(b) Security	3.200% EUR Notes due 2034
Trading Symbol	PG34C
1.875% Notes due 2038 [Domain]
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
0.900% Notes due 2041 [Domain]
Document Information [Line Items]
Title of 12(b) Security	0.900% Notes due 2041
Trading Symbol	PG41
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock without Par Value
Trading Symbol	PG